Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies (Textual)
Bad debt expense	$ 0	$ 0
Allowance for doubtful accounts	$ 0	$ 0
Revenue recognition and revenue shares, Description	Legal settlement in an amount equal to the greater of 10% of eCoupon distribution revenues generated or $0.37 per eCoupon distributed.
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, estimated useful lives	7 years
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, estimated useful lives	3 years